Right-of-use asset and lease liability	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Right-of-use Asset And Lease Liability
Right-of-use asset and lease liability

10. Right-of-use asset and lease liability

The Company leases all its office premises in Ontario and British Columbia, Canada. The total lease area is 13,262 sq. ft. The Company acquired a 1,454 square feet premise lease in British Columbia commencing August 1, 2023 and expiring on July 31, 2028. The Company recognized a right-of-use asset and corresponding lease liability in respect of this lease. The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s estimated incremental borrowing rate as at September 1, 2017 (date of initial application), estimated to be 6%. The right-of-use asset was measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the  balance sheet immediately before the date of initial application.

The following schedule shows the movement in the Company’s right-of-use asset:

Right-of-use asset

Cost
Balance, August 31, 2023	$1,177,721
Translation adjustment	(42,737)
Balance, August 31, 2024	1,134,984
Translation adjustment	(70,511)
Balance, February 28, 2025	$1,064,473

The right-of-use asset is being depreciated on a straight-line basis over the remaining lease term.

Accumulated Depreciation
Balance, August 31, 2023	$217,344
Depreciation	134,508
Translation adjustment	(45,542)
Balance, August 31, 2024	$306,310
Depreciation	117,019
Translation adjustment	(18,166)
Balance, February 28, 2025	$405,163

Carrying Amount
February 28, 2025	$659,310
August 31, 2024	$828,674

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

10. Right-of-use asset and lease liability (continued)

The following schedule shows the movement in the Company’s lease liability during the period:

	February 28, 2025	August 31, 2024

Balance, beginning of period	$977,107	$1,107,961
Interest Expense	26,824	62,604
Lease payments	(104,696)	(196,703)
Translation Adjustment	(63,546)	3,245
Balance, end of period	$835,688	$977,107

Current	155,536	161,508
Non-Current	680,152	815,599
	$835,688	$977,107

The following table provides a maturity analysis of the Company’s lease liability. The amounts disclosed in the maturity analysis are the contractual undiscounted cash flows before deducting interest or finance charges:

2025	168,512
2026	203,521
2027	203,584
2028	212,999
2029	189,986
2030	79,161
$1,057,763

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

10. Right-of-use asset and lease liability

The Company leases all its office premises in Ontario and British Columbia, Canada. The Company extended the current Ontario premises of 4,894 sq. ft. lease to January 1, 2030, and acquired additional premises of 8,368 square feet adjacent to the current office premises with the same landlord. The additional premises lease also expires on January 1, 2030. The total area of use by the Company is 13,262 sq. ft. The Company acquired a 1,454 square feet premise lease in British Columbia commencing August 1, 2023 and expiring on July 31, 2028. The Company recognized a right-of-use asset and corresponding lease liability in respect of this lease. The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s estimated incremental borrowing rate as at September 1, 2017 (date of initial application), estimated to be 6%. The right-of-use asset was measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet immediately before the date of initial application.

The following schedule shows the movement in the Company’s right-of-use asset:

Right-of-use asset

Cost
Balance, August 31, 2022	$1,084,523
Additions	141,799
Translation adjustment	(48,600)
Balance, August 31, 2023	1,177,721
Translation adjustment	(42,737)
Balance, August 31, 2024	$1,134,984

The right-of-use asset is being depreciated on a straight-line basis over the remaining lease term.

Accumulated Depreciation
Balance, August 31, 2022	$130,432
Depreciation	108,335
Translation adjustment	(21,423)
Balance, August 30, 2023	$217,344
Depreciation	134,508
Translation adjustment	(45,542)
Balance, August 31, 2024	$306,310

Carrying Amount
August 31, 2024	$828,674
August 31, 2023	$960,377

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

10. Right-of-use asset and lease liability (continued)

The following schedule shows the movement in the Company’s lease liability during the year:

	August 31, 2024	August 31, 2023

Balance, beginning of year	$1,107,961	$1,020,585
Additions	-	141,799
Interest Expense	62,604	56,316
Lease payments	(196,703)	(81,090)
Translation Adjustment	3,245	(29,649)
Balance, end of year	$977,107	$1,107,961

Current	161,508	138,372
Non-Current	815,599	969,589
	$977,107	$1,107,961

The following table provides a maturity analysis of the Company’s lease liability. The amounts disclosed in the maturity analysis are the contractual undiscounted cash flows before deducting interest or finance charges:

2025	217,359
2026	218,555
2027	215,983
2028	229,418
2029	201,431
2030	83,929
$1,166,675

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)